Basis of preparation - Restatements impact Narrative (Detail) - Increase (decrease) due to changes in accounting policy required by IFRSs [member] € in Thousands	1 Months Ended
Oct. 31, 2021 EUR (€)
Disclosure of restatements impact statement of financial position [line items]
Increase decrease in deferred tax liabilities	€ 1,822
Increase decrease in deferred income tax benefit	79
Increase decrease in goodwill	1,743
Increase decrease in consolidated reserves	€ 79